Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Conservative Portfolio

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-90%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderately Conservative Portfolio

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Conservative Portfolio	25-40%*	50-75%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderate Portfolio

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderate Portfolio	40-55%*	40-60%*	0–10%*
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*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderately Aggressive Portfolio

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Aggressive Portfolio	55-70%*	25-45%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Aggressive Portfolio

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Aggressive Portfolio	70-85%*	10-30%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.
The Asset Class Exposure table under the heading "Principal Investment Strategies" in the "More Information About the Funds" section of the Prospectus, is hereby superseded and revised as follows:
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10-25%*	60-90%*	0-10%*
Moderately Conservative Portfolio	25-40%*	50-75%*	0-10%*
Moderate Portfolio	40-55%*	40-60%*	0-10%*
Moderately Aggressive Portfolio	55-70%*	25-45%*	0-10%*
Aggressive Portfolio	70-85%*	10-30%*	0-10%*
*
As a percentage of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
The rest of the section remains the same.
The list of underlying funds under the heading "Principal Investment Strategies" in the "More Information About the Funds" section of the Prospectus, is hereby superseded and revised as follows:
2
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Equity Underlying Funds
Columbia Variable Portfolio – Contrarian Core Fund, Columbia Variable Portfolio-Disciplined
Core Fund, Columbia Variable Portfolio – Dividend Opportunity Fund, Columbia Variable
Portfolio – Emerging Markets Fund, Columbia Variable Portfolio – Large Cap Growth Fund,
Columbia Variable Portfolio – Overseas Core Fund, Columbia Variable Portfolio – Select Large
Cap Equity Fund, Columbia Variable Portfolio - Select Large Cap Value Fund, Columbia Variable
Portfolio – Select Mid Cap Growth Fund, Columbia Variable Portfolio – Select Mid Cap Value
Fund, Columbia Variable Portfolio – Select Small Cap Value Fund, CTIVP® – CenterSquare Real
Estate Fund, CTIVP® – Principal Large Cap Growth Fund (formerly known as CTIVP® – Principal
Blue Chip Growth Fund), CTIVP® – T. Rowe Price Large Cap Value Fund, CTIVP® – Victory
Sycamore Established Value Fund, CTIVP® – Wellington Large Cap Value Fund (formerly known as CTIVP® – MFS Value Fund), CTIVP® – Westfield Mid Cap Growth Fund, CTIVP® – Westfield
Select Large Cap Growth Fund, Variable Portfolio – Partners Core Equity Fund, Variable
Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International
Growth Fund, Variable Portfolio – Partners International Value Fund, Variable Portfolio –
Partners Small Cap Growth Fund and Variable Portfolio – Partners Small Cap Value Fund.

Fixed Income and Cash/Cash Equivalents Underlying Funds
Columbia Variable Portfolio – Corporate Bond Fund (formerly known as Columbia Variable
Portfolio – Global Strategic Income Fund), Columbia Variable Portfolio – Emerging Markets
Bond Fund, Columbia Variable Portfolio – Government Money Market Fund, Columbia Variable
Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund,
Columbia Variable Portfolio-Intermediate Bond Fund, Columbia Variable Portfolio – Limited
Duration Credit Fund, Columbia Variable Portfolio-Long Government/Credit Bond Fund,
Columbia Variable Portfolio – Strategic Income Fund, Columbia Variable Portfolio – U.S.
Government Mortgage Fund, Columbia Short Term Cash Fund, CTIVP® – American Century
Diversified Bond Fund, CTIVP® – BlackRock Global Inflation-Protected Securities Fund, CTIVP® –
TCW Core Plus Bond Fund and Variable Portfolio – Partners Core Bond Fund.

Alternative Strategies Underlying Funds	Columbia Variable Portfolio – Commodity Strategy Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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